COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Cost of Sales

	Year ended December 31,
	2024	2023	2022

Inventories at the beginning of the year	4,948,376	3,470,215	3,908,305
Acquisition of business (Note 3)	—	1,707,311	—
Translation differences	(298,816)	(22,514)	—

Plus: Charges for the year
Raw materials and consumables used and other movements	11,753,018	11,193,050	9,773,523
Services and fees	304,159	250,333	183,003
Labor cost	1,084,009	940,411	862,593
Depreciation of property, plant and equipment	589,309	556,630	532,160
Amortization of intangible assets	86,852	47,374	43,947
Maintenance expenses	950,939	825,809	612,928
Office expenses	18,203	14,873	10,295
Insurance	36,014	24,867	15,184
Change of obsolescence allowance	10,969	4,707	20,804
Valuation allowance	—	(15,333)	15,333
Recovery from sales of scrap and by-products	(29,851)	(37,186)	(42,000)
Others	57,554	38,567	21,422

Less: Inventories at the end of the year	(4,750,511)	(4,948,376)	(3,470,215)

Cost of Sales	14,760,224	14,050,737	12,487,282